GE Asset Management	1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

January 31, 2014

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	GE Institutional Funds
File Nos. 333-29337; 811-08257

Ladies and Gentlemen:

On behalf of GE Institutional Funds (the “Trust”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectuses and statement of additional information (“SAI”), each dated January 28, 2014, being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectuses or SAI contained in Post-Effective Amendment No. 36 for the Trust filed with the Securities and Exchange Commission on January 28, 2014 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/s/ JoonWon Choe
JoonWon Choe
SVP & Deputy General Counsel